Accounts Receivable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Receivables due from related parties	$ 0	$ 0
Receivable due from management or employees	0	$ 0
Accounts receivable balance as a guarantee to support work commitments	$ 5,100,000